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                              WELLS FARGO DIRECTOR
                              SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED JUNE 23, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

Under the section "The Funds" the paragraph describing the investment objective of the Wells Fargo Total Return Bond Fund is deleted and replaced with the following:

WELLS FARGO TOTAL RETURN BOND FUND (FORMERLY THE WELLS FARGO CORPORATE BOND
FUND) - Seeks total return consisting of income and capital appreciation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCES.

HV-4770
333-69487